As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on May 22, 2001                           Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       Post-Effective Amendment No. 25 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

         X         60 days after filing pursuant to paragraph (a)(1) of Rule 485
      --------
                   on _____________ pursuant to paragraph (a)(1) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                                  PARTS A AND B


The Prospectus and the Statement of Additional Information each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 25 by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2001 (File No. 333-01107).

Two Supplements each are dated July __, 2001, to the Prospectus and a Supplement dated July __, 2001 to the Statement of Additional Information are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED JULY __, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                                DATED MAY 1, 2001

The information in this supplement amends certain information in the prospectus and contract prospectus summary dated May 1, 2001 regarding a new investment option that may be available. You should read this supplement along with the prospectus and contract prospectus summary.

AETNA INDEX PLUS LARGE CAP VP WITH PRINCIPAL PROTECTION SUBACCOUNT

GENERAL DESCRIPTION

The Aetna Index Plus Large Cap VP with Principal Protection Subaccount ("Principal Protection Subaccount" or "Subaccount") is an investment option that may be available during the accumulation phase of the contract. The Principal Protection Subaccount invests all of its assets in Aetna Index Plus Large Cap VP (or any successor fund due to a merger or reorganization), one of the underlying funds available under the contract (the "Fund"). Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into the Subaccount.

The investment objective of the Fund is described below under "Investment Objective of Aetna Index Plus Large Cap VP."

The availability of the Subaccount is subject to applicable regulatory authorization and may not be available in all jurisdictions, contracts or plans. Aetna reserves the right to terminate availability of the Principal Protection Subaccount for new deposits.

PRINCIPAL PROTECTION PROVISION

The Company provides a Principal Protection Provision in connection with deposits into the Principal Protection Subaccount. Each deposit into the Principal Protection Subaccount is subject to a separate ten-year guarantee period, the end of which is referred to as the maturity date of the deposit. If the ten-year anniversary of the deposit is not a business day, the maturity date will be the next business day following the ten-year anniversary. The Company guarantees that at the maturity date of the deposit, the accumulation unit value
(AUV) of the Subaccount applicable to that deposit will not be less than the AUV of the Subaccount as of the close of business of the New York Stock Exchange on the date of the deposit. If the AUV of the Principal Protection Subaccount at the maturity date is lower than it was on the date of deposit, we will transfer funds from our general account to the Subaccount to make up the difference. At the maturity date of the deposit, we will calculate the difference in AUV and pay into the Principal Protection Subaccount that difference in AUV multiplied by the applicable number of accumulation units. The applicable number of accumulation units is equal to the number of accumulation units purchased on the date of the deposit, less any accumulation units withdrawn or transferred out of the Subaccount and less any units deducted in the form of applicable contract charges, such as maintenance fees, that are not deducted from the assets of the Subaccount on a daily basis. Such payments will be used to purchase new accumulation units of the Principal Protection Subaccount at the current AUV. Any withdrawal or transfer from the Subaccount, including withdrawals to pay certain contract charges, shall reduce the number of accumulation units guaranteed on a first in, first out basis.

X.01107-01                                                            JULY 2001

The effect of this guarantee is that if your deposit remains invested in the Principal Protection Subaccount for ten years, at the end of ten years you will receive no less than the amount of your deposit into the Principal Protection Subaccount, less certain contract charges such as the maintenance fee and less any amounts you withdraw, take as a loan, or transfer from the Subaccount.

If the AUV applicable to your deposit into the Principal Protection Subaccount is adjusted at any time during the guarantee period (for example, if your daily asset charges are lowered and your contract becomes covered under a different class of accumulation units), the AUV guaranteed under the Principal Protection Provision will be restated. The restated AUV will be calculated to provide a financially equivalent guarantee.

If you take a loan from or withdraw or transfer funds from the Subaccount for any reason before the maturity date, we will process the transactions at the actual AUV of the Subaccount next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee or similar contract charges, if applicable. If loan repayments are made into the Subaccount, these amounts will be subject to a new ten-year guarantee period at the then current AUV.

WHO SHOULD INVEST IN THE PRINCIPAL PROTECTION SUBACCOUNT

The Subaccount is designed for those who have an investment horizon of at least 10 years, since deposits must remain in the Subaccount for 10 years in order for the guarantee to mature. Therefore, if you are over age 55 or if you expect to withdraw or transfer amounts from the Subaccount before the end of a ten-year period, this Subaccount may not be suitable for you. In addition, you should be aware that other transactions you may make may reduce the number of units on which we will provide the guarantee. For example, if you request a loan, units may be taken from the Subaccount and your units subject to the guarantee may be reduced by the number of units transferred because of the loan on a first in, first out basis. In addition, features such as asset rebalancing, dollar cost averaging, and systematic withdrawal options may have the same effect. If you are considering the use of any of these options within the guarantee period, you may want to consider excluding the Principal Protection subaccount from these types of transactions, if that option is available under the administrative system on which your contract is administered. If that option is not available to you (i.e, if such withdrawals or other transactions must be made pro rata from all the investment options in which you are invested), then you should consider whether the Principal Protection Subaccount is suitable for you in light of the anticipated withdrawal activity from the Principal Protection Subaccount.

The Subaccount is not available as an investment option during the income phase of the contract.

MATURITY DATE

At the maturity date of a deposit, the guarantee shall automatically renew for a new ten-year period, if available, at the AUV on the maturity date. The new guarantee will apply to the accumulation units still remaining that are applicable to that deposit, and to any additional accumulation units that may have been purchased with the Company's deposit of amounts into the Subaccount as a result of the guarantee from that deposit. If the same guarantee period is not available, unless you direct us to transfer the amounts to other available investment options, the value will be transferred to the Aetna Index Plus Large Cap VP Subaccount that does not contain the Principal Protection Provision, or, if that subaccount is not available under your contact or plan, to the money market subaccount available under the contract.

TRANSFERS OR WITHDRAWALS

Before the maturity date of a deposit, you may transfer some or all of your account value in the Principal Protection Subaccount to another investment option offered under the contract, subject to any limits under the contract. We reserve the right to prohibit the transfer back into the Principal Protection Subaccount of all or any part of the previously-transferred balance. If we do permit transfers back into the Principal Protection Subaccount, the amount transferred back will then be subject to a new guarantee period at the then-current AUV. If we permit such transfers, only one such transfer out and back into the Principal Protection Subaccount will be permitted during a calendar year.

Any transfer or withdrawal from the Principal Protection Subaccount will be based on the AUV next determined following the date of the request. Upon transfer or withdrawal, the guarantee will terminate with respect to any accumulation units transferred or withdrawn calculated on a first in, first out basis.

REPORTING OF GUARANTEED AUVS

Each deposit you make into the Principal Protection Subaccount will be subject to its own guaranteed AUV. The guaranteed AUV for each deposit will be reported on your regular statements provided by the Company in the same way and on the same timetable as other purchases and transfers are reported. Please retain these statements for your own reference regarding the guaranteed AUV for each deposit. If you renew the Principal Protection Provision at the maturity date of a deposit, the Company will send you a confirmation statement or other notification of the new guaranteed AUV within ten days after the end of the calendar quarter following the maturity date.

CHARGE FOR THE GUARANTEE

The charge for the 10-year Principal Protection Guarantee is currently 1.00% on an annual basis of the assets in the Principal Protection Subaccount. The Company reserves the right to charge up to 2.00% on an annual basis for the guarantee. However, we will not increase the fee with respect to any deposits made before the effective date of the increase. If the Company elects to increase the fee for the guarantee on new deposits, we will notify you at least 90 days in advance of the increase. At the maturity date of a deposit, if we have increased the fee for new deposits made after the effective date of the increase, the guarantee period will still automatically renew for a new 10-year period as described above, subject to the increased fee, unless you direct us otherwise.

INVESTMENT OBJECTIVE OF AETNA INDEX PLUS LARGE CAP VP

Aetna Index Plus Large Cap VP, the underlying fund into which the Principal Protection Subaccount will invest all its assets, seeks to outperform the total return performance of Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk. See the Fund prospectus for additional information.

Aeltus Investment Management, Inc. is the investment adviser to the Fund.


FEE TABLE

THE FOLLOWING INFORMATION SUPPLEMENTS THE "FEE TABLE" SECTION CONTAINED IN THE PROSPECTUS AND THE "CHARGES AND DEDUCTIONS" SECTION OF THE CONTRACT PROSPECTUS
SUMMARY:

FEES DEDUCTED FROM THE AETNA INDEX PLUS LARGE CAP VP WITH PRINCIPAL PROTECTION SUBACCOUNT (Daily deductions equal to the given percentage of values invested in the Subaccount on an annual basis):

Maximum Mortality and Expense Risk Charge(1)...............................1.50%
Maximum Administrative Expense Charge(2)...................................0.25%
Current Guarantee Charge for Aetna Index Plus Large Cap VP
   with Principal Protection(3)............................................1.00%
                                                                           -----

Total Separate Account Expenses............................................2.75%
                                                                           =====
--------------------
(1)These fees may be waived, reduced or eliminated in certain circumstances. See "Fees" in the prospectus or "Charges and Deductions" in the contract prospectus summary.
(2)We only impose this charge under some contracts. See "Fees" in the prospectus or "Charges and Deductions" in the contract prospectus summary.
(3)We reserve the right to charge up to 2.00% on an annual basis for the guarantee; however, we will not increase the fee with respect to any deposits made before the effective date of the increase.

FEES DEDUCTED BY THE FUNDS

------------------------------------------------------------------------------------------------------------------------------
                                                                                      TOTAL FUND                  NET FUND
                                                                                        ANNUAL                     ANNUAL
                                                                                       EXPENSES       TOTAL       EXPENSES
                                            INVESTMENT                                 WITHOUT       WAIVERS        AFTER
                                             ADVISORY       12b-1         OTHER       WAIVERS OR       AND       WAIVERS OR
FUND NAME                                      FEES          FEE         EXPENSES     REDUCTIONS    REDUCTIONS   REDUCTIONS
------------------------------------------- ------------ ------------- ------------- ------------- ------------- -------------
------------------------------------------- ------------ ------------- ------------- ------------- ------------- -------------
Aetna Index Plus Large Cap VP(3)               0.35%                      0.09%         0.44%         0.00%         0.44%
---------------------------------------------------------------------------------------------------------------- -------------

------------------
(3)The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for the fund for the period ended December 31, 2000 were at or below contractual limits.

The following hypothetical example adds expense information about the Aetna Index Plus Large Cap VP with Principal Protection Subaccount to page 9 of the prospectus and page 7 of the contract prospectus summary:

HYPOTHETICAL EXAMPLES:

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in the Subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). We also deducted the current guarantee charge for the Principal Protection feature of 1.00% annually. The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-------------------------------------

>    These examples are purely               EXAMPLE A                                     EXAMPLE B
     hypothetical.                           ---------                                     ---------
>    They should not be
     considered a representation of     IF YOU WITHDRAW YOUR ENTIRE ACCOUNT           IF YOU LEAVE YOUR ENTIRE ACCOUNT VALUE
     past or future fees or             VALUE AT THE END OF THE PERIODS SHOWN,        INVESTED OR IF YOU SELECT AN INCOME
     expected returns.                  YOU WOULD PAY THE FOLLOWING FEES,             PHASE PAYMENT OPTION AT THE END OF THE
>    Actual fees and/or returns         INCLUDING ANY APPLICABLE EARLY                PERIOD SHOWN, YOU WOULD PAY THE
     may be more or less than those     WITHDRAWAL CHARGES ASSESSED:*                 FOLLOWING FEES (NO EARLY WITHDRAWAL
     shown in these examples.                                                         CHARGE IS REFLECTED):**
-------------------------------------
                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS

Aetna Index Plus Large Cap VP with
Principal Protection                     $84       $152      $224       $353          $33       $100        $169       $353

*This example reflects deduction of an early withdrawal charge calculated using
 Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

**Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

X.01107-01                                                            JULY 2001

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        SUPPLEMENT DATED JULY __, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                             EACH DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the prospectus and contract prospectus summary each dated May 1, 2001. You should read this supplement along with the prospectus and contract prospectus summary.

1.   The following new investment options may be available under your plan.

         Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
         Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
         Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC shares)
         Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
         Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio
         (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio
         (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio
         (Class I shares)

     Some investment options may be unavailable through certain contracts and plans, or in some states.

2. The following adds information about the funds listed in item 1 of this supplement to pages 7 and 8 of the prospectus. In addition, the contract prospectus summary is supplemented as follows:
     o the "Total Fund Annual Expenses Without Waivers or Reductions" column shown below supplements Column 2 on page 7, and
     o the "Net Fund Annual Expenses After Waivers or Reductions" column shown below supplements footnote 1 on page 7 with respect to those funds that have waivers and reductions listed below.

     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
                                                                                             TOTAL FUND                   NET FUND
                                                                                               ANNUAL                      ANNUAL
                                                                                              EXPENSES                    EXPENSES
                                                   INVESTMENT                                 WITHOUT        TOTAL          AFTER
                                                    ADVISORY       12B-1         OTHER       WAIVERS OR   WAIVERS AND    WAIVERS OR
     FUND NAME                                        FEES          FEE         EXPENSES     REDUCTIONS    REDUCTIONS    REDUCTIONS
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
    Franklin Value Securities Fund - Class 2
       Shares(14)                                     0.60%        0.25%         0.26%         1.11%           --          1.11%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Lord Abbett Growth and Income Portfolio -
       Class VC shares(15)                            0.50%          --          0.53%         1.03%           --          1.03%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Lord Abbett Mid-Cap Value Portfolio -
       Class VC shares(16)                            0.75%          --          0.81%         1.56%         0.46%         1.10%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP SmallCap Opportunities
       Portfolio - Class R shares(17)                 0.75%          --          1.44%         2.19%         1.29%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP MidCap Opportunities Portfolio
       - Class R shares(17)                           1.00%          --          0.44%         1.44%         0.44%         1.00%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP Growth Opportunities Portfolio
       - Class R shares(17)                           0.75%          --          5.01%         5.76%         4.86%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pilgrim VP International Value Portfolio -
       Class R shares(17)                             0.75%          --          0.23%         0.98%         0.08%         0.90%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Equity-Income VCT Portfolio -
       Class I shares                                 0.65%          --          0.06%         0.71%           --          0.71%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Fund VCT Portfolio - Class I
       Shares                                         0.65%          --          0.04%         0.69%           --          0.69%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------
     Pioneer Mid-Cap Value VCT Portfolio -
       Class I shares                                 0.65%          --          0.12%         0.77%           --          0.77%
     --------------------------------------------- ------------ ------------- ------------- ------------- ------------- ------------

X.01107-01A                                                            July 2001

     -----------------
     FOOTNOTES TO "FUND EXPENSE TABLE"

(14)The manager has agreed in advance to make an estimated reduction of 0.02% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown above do not reflect this voluntary reduction of fees. If this reduction was reflected the amounts shown under "Investment Advisory Fees" and "Net Fund Annual Expenses After Waivers or Reductions" would be 0.58% and 1.09%, respectively. The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
(15)The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2000, this reduction was 0.01% of the Portfolio's average daily net assets. The expenses shown above do not take into account this expense reduction and are therefore higher than the actual expenses for the Portfolio. Had this fee reduction been taken into account, "Net Fund Annual Expenses After Waivers or Reductions" would be lower and would equal 1.02% for the Portfolio.
(16)For the fiscal year ended December 31, 2000, Lord Abbett & Co. ("Lord Abbett"), the investment adviser for the Lord Abbett Mid-Cap Value Portfolio, waived its investment advisory fees and subsidized other expenses. If Lord Abbett had not waived its advisory fees and reimbursed other expenses, the Portfolio's total annual expenses would have been 1.56% of its average daily net assets. Lord Abbett does not intend to waive its investment advisory fee for the fiscal year ending December 31, 2001, but has contractually agreed to reimburse expenses for the Portfolio for that period to the extent necessary to limit the Portfolio's "Other Expenses" to not more than 0.35% of its average daily net assets. The expenses shown in the above table are based on expenses before reimbursement for the year ended December 31, 2000 and reflect the reimbursement agreement for the fiscal year ending December 31, 2001.
(17)The expenses shown in the above table are estimated based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 9 of the prospectus and to page 7 of the contract prospectus summary:

     HYPOTHETICAL EXAMPLES:

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). The total annual fund expenses used are those shown in the column "Total Annual Fund Expenses Without Waivers or Reductions" in the Fund Expense Table.

     --------------------------------------
     >  These examples are purely                  EXAMPLE A                                      EXAMPLE B
        hypothetical.                              ---------                                      ---------
     >  They should not be considered                                                        IF YOU HAVE YOUR ENTIRE ACCOUNT VALUE
        a representation of past or           IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE      INVESTED OR IF YOU SELECT AN INCOME
        future fees or expected returns.      AT THE END OF THE PERIODS SHOWN, YOU           PHASE PAYMENT OPTION AT THE END OF THE
     >  Actual fees and/or returns            WOULD PAY THE FOLLOWING FEES, INCLUDING        PERIOD SHOWN, YOU WOULD PAY THE
        may be more or less than those        ANY APPLICABLE EARLY WITHDRAWAL CHARGES        FOLLOWING FEES (NO EARLY WITHDRAWAL
        shown in these examples.              ASSESSED:*                                     CHARGE IS REFLECTED):**
     --------------------------------------

                                              1 Year   3 Years   5 Years    10 Years         1 Year    3 Years   5 Years   10 Years
     Franklin Value Securities Fund -
       Class 2 Shares                           $80      $143      $208       $323             $29       $90       $153      $323
     Lord Abbett Growth and Income
       Portfolio - Class VC shares              $80      $141      $205       $315             $29       $88       $149      $315
     Lord Abbett Mid-Cap Value
       Portfolio - Class VC shares              $80      $143      $208       $322             $29       $90       $153      $322
     Pilgrim VP Growth Opportunities
       Portfolio - Class R shares               $91      $173      $257       $419             $40       $121      $204      $419
     Pilgrim VP International Value
       Portfolio - Class R shares               $84      $152      $224       $353             $33       $100      $169      $353
     Pilgrim VP MidCap Opportunities
       Portfolio - Class R shares               $123     $264      $398       $666             $75       $218      $354      $666
     Pilgrim VP SmallCap Opportunities
       Portfolio - Class R shares               $79      $139      $202       $310             $28       $86       $147      $310
     Pioneer Equity-Income VCT
       Portfolio - Class I shares               $77      $132      $190       $284             $25       $78       $133      $284
     Pioneer Fund VCT Portfolio -
       Class I shares                           $76      $131      $189       $282             $25       $77       $132      $282
     Pioneer Mid-Cap Value VCT
       Portfolio - Class I shares               $77      $134      $193       $290             $26       $80       $136      $290




     *This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

     **Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

5. The following information is added to Appendix V, Fund Descriptions, in the prospectus:

     > FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - VALUE SECURITIES FUND (CLASS 2 SHARES) is a non-diversified fund that seeks long-term total return. Income, while not a goal, is a secondary consideration.
              INVESTMENT ADVISER:  Franklin Advisory Services, LLC

     > LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO (CLASS VC SHARES) seeks long-term growth of capital and income without excessive fluctuations in market value.
              INVESTMENT ADVISER:  Lord, Abbett & Co.

     > LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO (CLASS VC SHARES) seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
              INVESTMENT ADVISER:  Lord, Abbett & Co.

     > PILGRIM VARIABLE PRODUCTS TRUST (VP) GROWTH OPPORTUNITIES PORTFOLIO (CLASS R SHARES) seeks long-term growth of capital.
              INVESTMENT ADVISER:  ING Pilgrim Investments, LLC

     > PILGRIM VARIABLE PRODUCTS TRUST (VP) INTERNATIONAL VALUE PORTFOLIO (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER:  ING Pilgrim Investments, LLC

     > PILGRIM VARIABLE PRODUCTS TRUST (VP) MIDCAP OPPORTUNITIES PORTFOLIO (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER:  ING Pilgrim Investments, LLC

     > PILGRIM VARIABLE PRODUCTS TRUST (VP) SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER:  ING Pilgrim Investments, LLC

     > PIONEER VARIABLE CONTRACTS TRUST (VCT) EQUITY-INCOME PORTFOLIO (CLASS I SHARES) seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.

     > PIONEER VARIABLE CONTRACTS TRUST (VCT) MID-CAP VALUE PORTFOLIO (CLASS I SHARES) seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.

     > PIONEER VARIABLE CONTRACTS TRUST (VCT) PIONEER FUND PORTFOLIO (CLASS I SHARES) seeks reasonable income and capital growth.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.


X.01107-01A                                                           July 2001

                           Variable Annuity Account C
                                       of
                    Aetna Life Insurance and Annuity Company

                      Supplement dated July __, 2001 to the
              Statement of Additional Information dated May 1, 2001

The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information.

1. The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to include the following funds on the list of funds that may be available under the contract.

     o Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
     o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
     o Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC shares)
     o Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
     o Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio (Class I shares)


     In addition, the Index Plus Large Cap VP with Principal Protection Subaccount may be available under the contract.

2. The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:

     As of the date of this supplement the Franklin Value Securities Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio, and Aetna Index Plus Large Cap VP with Principal Protection feature have not been offered under Variable Annuity Account C. Therefore, no standardized performance is presented for these investment options.

     The nonstandardized figures for the Aetna Index Plus Large Cap VP with Principal Protection feature include the deduction of the current guarantee charge of 1.00% of subaccount assets on an annual basis, as well as all other applicable charges set forth in the Statement of Additional Information.


X.SAI01107-01                                                          July 2001

                                              ------------------------------------------------------------------------
                                                                                                             FUND
                                                                  NON-STANDARDIZED                        INCEPTION
                                                                                                             DATE
     -----------------------------------------------------------------------------------------------------------------
                                                                                               SINCE
                    SUBACCOUNT                  1 YEAR     3 YEARS     5 YEARS    10 YEARS  INCEPTION**
     -----------------------------------------------------------------------------------------------------------------
     Aetna Index Plus Large CAP VP with
     Principal Protection                      (11.90%)     10.88%                             16.57%     09/16/1996
     -----------------------------------------------------------------------------------------------------------------
     Franklin Value Securities Fund - Class
       2 shares                                 22.83%                                         (2.25%)    05/01/1998
     -----------------------------------------------------------------------------------------------------------------
     Lord Abbett Growth and Income
       Portfolio - Class VC shares(1)           13.73%      13.08%      15.73%     15.63%
     -----------------------------------------------------------------------------------------------------------------
     Lord Abbett Mid-Cap Value Portfolio -
       Class VC shares                          49.80%                                         34.73%     09/15/1999
     -----------------------------------------------------------------------------------------------------------------
     Pilgrim VP Growth Opportunities
       Portfolio - Class R shares                                                             (11.72%)    04/30/2000
     -----------------------------------------------------------------------------------------------------------------
     Pilgrim VP International Value
       Portfolio - Class R shares                1.34%      19.77%                             17.47%     08/08/1997
     -----------------------------------------------------------------------------------------------------------------
     Pilgrim VP MidCap Opportunities
       Portfolio - Class R shares                                                             (10.50%)    04/30/2000
     -----------------------------------------------------------------------------------------------------------------
     Pilgrim VP SmallCap Opportunities
       Portfolio - Class R shares               (0.72%)     39.46%      28.06%                 23.79%     05/06/1994
     -----------------------------------------------------------------------------------------------------------------
     Pioneer Equity-Income VCT Portfolio -
       Class I shares                           12.82%      10.30%      15.06%                 16.65%     03/01/1995
     -----------------------------------------------------------------------------------------------------------------
     Pioneer Fund VCT Portfolio - Class I
       shares                                   (0.57%)     11.91%                             13.04%     10/31/1997
     -----------------------------------------------------------------------------------------------------------------
     Pioneer Mid-Cap Value VCT Portfolio
       - Class I shares                         15.92%       6.69%      10.94%                 12.02%     03/01/1995
     -----------------------------------------------------------------------------------------------------------------

     **Reflects performance from the fund's inception date.
     (1) This fund has been in operation for more than ten years.

3. The following information is added to the SAI following the section entitled "Independent Auditors":

                         CHANGE IN INDEPENDENT AUDITORS

     Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young LLP are expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.


X.SAI01107-01                                                          July 2001

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  -   Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of
                      December 31, 2000
                  -   Statement of Operations for the year ended
                      December 31, 2000
                  - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Consolidated Balance Sheets as of December 31, 2000 and
                      1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, 1999 and 1998
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC (4)
         (4.1)    Variable Annuity Contract (G-CDA(12/99))(5)
         (4.2)    Variable Annuity Contract Certificate (C-CDA(12/99))(5)

         (4.3)    Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.4)    Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.5)    Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.6)    Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.7)    Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
         (4.8)    Variable Annuity Contract (G-CDA-99(NY))(5)
         (4.9)    Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
         (4.10)   Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.11)   Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
         (4.12)   Variable Annuity Contract (G-CDA(99))(5)
         (4.13)   Variable Annuity Contract Certificate (C-CDA(99))(5)
         (4.14)   Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(6)
         (4.15)   Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(6)
         (4.16)   Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(6)
         (4.17)   Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(6)
         (4.18)   Variable Annuity Contract (G-CDA-IA(RP))(3)
         (4.19)   Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
         (4.20)   Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
         (4.21)   Variable Annuity Contract (G-CDA-HF)(8)
         (4.22)   Variable Annuity Contract Certificate (GTCC-HF)(9)
         (4.23)   Variable Annuity Contract Certificate (GDCC-HF)(5)
         (4.24)   Variable Annuity Contract (G-CDA-HD)(10)
         (4.25)   Variable Annuity Contract Certificate (GTCC-HD)(7)
         (4.26)   Variable Annuity Contract Certificate (GDCC-HD)(5)
         (4.27)   Variable Annuity Contract (GID-CDA-HO)(11)
         (4.28)   Variable Annuity Contract (GLID-CDA-HO)(11)
         (4.29)   Variable Annuity Contract (GSD-CDA-HO)(11)
         (4.30)   Variable Annuity Contract (G-CDA-HD(XC))(5)
         (4.31)   Variable Annuity Contract Certificate (GDCC-HO)(5)
         (4.32)   Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
         (4.33)   Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
         (4.34)   Variable Annuity Contract Certificate (GTCC-HO)(5)
         (4.35)   Variable Annuity Contract Certificate (GTCC-96(ORP))(5)
         (4.36)   Variable Annuity Contract (G-CDA-96(ORP))(5)
         (4.37)   Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
         (4.38)   Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5)
         (4.39)   Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
         (4.40)   Variable Annuity Contract (GST-CDA-HO)(12)
         (4.41)   Variable Annuity Contract (I-CDA-HD)(12)
         (4.42)   Variable Annuity Contract (G-CDA-IB(ATORP))(13)
         (4.43)   Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                  Certificate (GTCC-95(TORP))(13)
         (4.44)   Variable Annuity Contract (G-CDA-IB(AORP))(13)
         (4.45)   Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                  Certificate (GTCC-95(ORP))(13)
         (4.46)   Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))
                  (13)
         (4.47)   Variable Annuity Contract (G-CDA-96(TORP))(14)
         (4.48)   Variable Annuity Contract (IA-CDA-IA)(8)
         (4.49)   Variable Annuity Contract (GIT-CDA-HO)(12)
         (4.50)   Variable Annuity Contract GLIT-CDA-HO)(12)
         (4.51)   Variable Annuity Contract (I-CDA-98(ORP))(8)
         (4.52)   Endorsement for Exchanged Contract (EINRP95) to Contract
                  A001RP95(6)
         (4.53)   Endorsement for Exchanged Contract (EINRV95) to Contract
                  A020RV95(6)
         (4.54)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14)
         (4.55)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(15)
         (4.56)   Endorsement (E1OMNI97) to Contract A001RP95(16)
         (4.57)   Endorsement (E2OMNI97) to Contract A001RP95(16)
         (4.58)   Endorsement (E1FXPL97) to Contract A001RP95(16)
         (4.59)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8)
         (4.60)   Endorsement (EINRP97) to Contract A001RP95(8)
         (4.61)   Endorsement (EINRV97) to Contract A020RV95(8)
         (4.62)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8)
         (4.63)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17)
         (4.64)   Endorsement (EINRV98) to Contract A020RV95(8)
         (4.65)   Endorsement (EINRP98) to Contract A001RP95(8)
         (4.66)   Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
                  G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
         (4.67)   Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
                  GLID-CDA-HO(18)
         (4.68)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD
                  and G-CDA-IA(RP)(19)
         (4.69)   Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
                  G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
                  GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)
         (4.70)   Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                  A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP),
                  A007RC95 and A027RV95(20)
         (4.71)   Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
                  Certificate GTCC-HF(21)
         (4.72)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO, and GST-CDA-HO (8)
         (4.73)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-
                  HD and Contract Certificates GTCC-HD and GTCC-HF(22)
         (4.74)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(22)
         (4.75)   Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-
                  HO(23)
         (4.76)   Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-
                  HO(24)
         (4.77)   Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF
                  (24)
         (4.78)   Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO
                  (25)
         (4.79)   Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95
                  (TORP) and
                  G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and
                  GTCC-95(ORP)(14)
         (4.80)   Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
                  Contract IA-CDA-IA(26)
         (4.81)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA
                  (27)
         (4.82)   Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                  GST-CDA-HO(27)
         (4.83)   Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
                  and GST-CDA-HO(27)
         (4.84)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
         (4.85)   Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA (99)(28)
         (4.86)   Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.87)   Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(5)
         (4.88)   Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.89)   Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(28)
         (4.90)   Endorsement (EGET-99) to Contracts A001RP95, A020RV95, G-CDA-
                  IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD, G-CDA-HD(X),
                  GID-CDA-HO,
                  GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO,
                  GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB
                  (TORP), G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-
                  98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA
                  (RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
                  GDCC-HD(XC)(28)
         (4.91)   Form of Endorsement for Principal Protection (E-PPP-01 and
                  EI-PPP-01)
         (4.92)   Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
         (4.93)   Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
         (5.1)    Variable Annuity Contract Application (300-MOP-96)(29)
         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(30)
         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(31)
         (5.4)    Variable Annuity Contract Application (710.00.16H(NY)(11/97))
                  (31)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(31)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(12)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(32)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(33)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(34)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(34)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(33)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM
                  Advisors, Inc. effective June 30, 1998(4)
         (8.6)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.7)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(35)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(5)
         (8.9)    Third Amendment dated February 11, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(36)
         (8.10)   Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
                  11, 2000(36)
         (8.11)   Fifth Amendment dated February 27, 2001 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, Aetna
                  Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
                  2000 and May 1, 2000(34)
         (8.12)   Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13)   Amendment dated November 4, 1998 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(35)
         (8.14)   Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
                  Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(36)
         (8.15)   Third Amendment dated May 1, 2000 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(36)
         (8.16)   Fund Participation Agreement dated as of July 1, 2000 between
                  Aetna Life Insurance and Annuity Company, American Century
                  Services Corporation, American Century Investment Services,
                  Inc.(37)
         (8.17)   Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(38)
         (8.18)   Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(39)
         (8.19)   Fund Participation Agreement dated May 1, 2000 between The
                  Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(37)
         (8.20)   Form of Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Aetna Life Insurance and
                  Annuity Company dated as of July 1, 2001
         (8.21)   Form of Administrative Services Agreement between
                  Franklin Templeton Services, LCC and Aetna Life Insurance and Annuity Company dated as of July 1, 2001
         (8.22)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(12)
         (8.23)   Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(39)
         (8.24)   Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance
                  Products Fund and Fidelity Distributors Corporation dated
                  February 1, 1994 and amended on December 15, 1994, February 1,
                  1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                  1997(40)
         (8.25)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.26)   Eighth Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company,
                  Variable Insurance Products Fund and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15,
                  1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(5)
         (8.27)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1,1996(12)
         (8.28)   Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(39)
         (8.29)   Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(41)
         (8.30)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                  1998(2)
         (8.31)   Eighth Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company,
                  Variable Insurance Products Fund II and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15,
                  1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(5)
         (8.32)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(24)
         (8.33)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(39)
         (8.34)   Service Contract between Fidelity Distributors Corporation and
                  Aetna Life Insurance and Annuity Company dated May 2, 1997(35)
         (8.35)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(42)
         (8.36)   Amendment dated October 12, 1998 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997(35)
         (8.37)   Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(5)
         (8.38)   Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(43)
         (8.39)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(42)
         (8.40)   First Amendment dated August 1, 2000 to Service Agreement
                  between Janus Capital Corporation and Aetna Life Insurance and
                  Annuity Company dated December 8, 1997 with respect to the Janus Aspen Series(43)
         (8.41)   Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for insurance Companies) dated
                  August 1, 2000 between Janus Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company (43)
         (8.42)   Fund Participation Agreement dated May 11, 1994, between Janus
                  Capital Corporation and Aetna Life Insurance and Annuity
                  Company(5)
         (8.43)   Amendment dated January 2, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.44)   Amendment dated February 24, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(5)
         (8.45)   Third Amendment dated May 1, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995(5)
         (8.46)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1,
                  1995(5)
         (8.47)   Letter Agreement dated February 18, 1999 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and
                  Annuity Company, as amended on January 2, 1995, February 24,
                  1995, May 1, 1995 and January 1, 1996(5)
         (8.48)   Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and
                  Aetna Life Insurance and Annuity Company, as amended on
                  January 2, 1995, February 24, 1995, May 1, 1995, January 1,
                  1996, and February 18, 1999(36)
         (8.49)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)
         (8.50)   Form of Fund Participation Agreement between Lord Abbett
                  Series Fund, Inc. and Aetna Life Insurance and Annuity Company
         (8.51)   Form of Service Agreement between Lord Abbett and Aetna Life
                  Insurance and Annuity Company
         (8.52)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(44)
         (8.53)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(5)
         (8.54)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(44)
         (8.55)   Fund Participation Agreement dated August 15, 2000 between
                  Oppenheimer and Aetna Life Insurance and Annuity Company(37)
         (8.56)   Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(37)
         (8.57)   Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated
                  Distributors, Wachovia Bank, NA and Aetna Life Insurance and
                  Annuity Company(37)
         (8.58)   Shareholder Services Agreement dated October 4, 1999 between
                  Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services,
                  Inc.(37)
         (8.59)   First Amendment dated August 15, 2000 to the Shareholder
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services(37)
         (8.60)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.
         (8.61)   Form of Fund Participation Agreement between Pioneer Variable
                  Contracts Trust and Aetna Life Insurance and Annuity Company
         (8.62)   Form of Service Agreement between Pioneer Investment
                  Management, Inc. and Aetna Life Insurance and Annuity Company

         (9)      Opinion and Consent of Counsel*
         (10)     Consent of Independent Auditors*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(17)
         (14.1)   Powers of Attorney(45)
         (14.2)   Authorization for Signatures(3)
*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6.   Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     July 22, 1998.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
     April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     April 13, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     August 19, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 13, 2001.
35. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
36. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.

37. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
39. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
40. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
41. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
42. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
43. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
44. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.
45. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.

Item 25.   Directors and Officers of the Depositor*
--------------------------------------------------

Name and Principal
Business Address                      Positions and Offices with Depositor
----------------                      ------------------------------------

Thomas J. McInerney**                 Director and President

Wayne R. Huneke***                    Director and Chief Financial Officer

Robert C. Salipante****               Director

P. Randall Lowery***                  Director

Mark A. Tullis***                     Director

Deborah Koltenuk**                    Vice President and Corporate Controller

Paula Cludray-Engelke****             Secretary

Brian Murphy**                        Vice President and Chief Compliance
                                      Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of all directors and officers listed is
     151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these Directors and Officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or
------------------------------------------------------------------------------
Registrant
----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.   Number of Contract Owners
------------------------------------

     As of April 30, 2001, there were 615,060 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.   Indemnification
--------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.   Principal Underwriter
--------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial
                                                    Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal
                                                    Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl., Woodbridge,
NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste 210,
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave., Ste. 120, Overland Park, Kansas 66211
       (c) Compensation from January 1, 2000 to December 31, 2000:

      (1)            (2)             (3)               (4)            (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation*
-----------   -----------        ----------------   -----------   -------------


Aetna Life                          $4,282,754                      $178,558,430
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

      (1)            (2)             (3)               (4)            (5)

Name of       Net Underwriting   Compensation
Principal     Discounts and      on Redemption      Brokerage
Underwriter   Commissions        or Annuitization   Commissions   Compensation*
-----------   -----------        ----------------   -----------   -------------

Aetna
Investment                                                          $1,126,164
Services, LLC


***Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 22nd day of May, 2001.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (Registrant)

                                        By:  AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                (Depositor)

                                        By:   Thomas J. McInerney*
                                            ------------------------------------
                                              Thomas J. McInerney
                                              President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                               Date
---------                            -----                                               ----

Thomas J. McInerney*                 Director and President                       )
-----------------------------------  (principal executive officer)                )
Thomas J. McInerney                                                               )
                                                                                  )
                                                                                  )
Wayne R. Huneke*                     Director and Chief Financial Officer         )  May
-----------------------------------                                               )  22, 2001
Wayne R. Huneke                                                                   )
                                                                                  )
Randy Lowery*                        Director                                     )
-----------------------------------                                               )
Randy Lowery                                                                      )
                                                                                  )
Robert C. Salipante*                 Director                                     )
-----------------------------------                                               )
Robert C. Salipante                                                               )
                                                                                  )
Mark A. Tullis*                      Director                                     )
-----------------------------------                                               )
Mark A. Tullis

                                                                                  )
Deborah Koltenuk*                    Corporate Controller                         )
-----------------------------------                                               )
Deborah Koltenuk


By:    /s/ Julie E. Rockmore
       ---------------------------------------------------
       Julie E. Rockmore
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------
99-B.4.91               Form of Endorsement for Principal Protection (E-PPP-01
                        and EI-PPP-01)                                                                       ------------

99-B.8.20               Form of Participation Agreement between Franklin
                        Templeton Variable Insurance Products Trust, Franklin
                        Templeton Distributors, Inc. and Aetna Life Insurance
                        and Annuity Company dated as of July 1, 2001
                                                                                                             ------------

99-B.8.21               Form of Administrative Services Agreement between
                        Franklin Templeton Services LLC and  Aetna Life
                        Insurance and Annuity Company dated as of July 1, 2001
                                                                                                             ------------

99-B.8.50               Form of Fund Participation Agreement between Lord Abbett
                        Series Fund, Inc. and Aetna Life Insurance and Annuity
                        Company
                                                                                                             ------------

99-B.8.51               Form of Service Agreement between Lord Abbett & Co. and
                        Aetna Life Insurance and Annuity Company
                                                                                                             ------------

99-B.8.60               Fund Participation Agreement among Pilgrim Variable
                        Products Trust, Aetna Life Insurance and Annuity Company
                        and ING Pilgrim Securities, Inc.
                                                                                                             ------------

99-B.8.61               Form of Fund Participation Agreement between Pioneer
                        Variable Contracts Trust and Aetna Life Insurance and
                        Annuity Company
                                                                                                             ------------

99-B.8.62               Form of Service Agreement between Pioneer Investment
                        Management, Inc. and Aetna Life Insurance and Annuity
                        Company
                                                                                                             ------------
